FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Lamf Global Ventures Corp I [Member]
FAIR VALUE MEASUREMENTS

NOTE 8 – FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability. Transfers between fair value levels are recorded at the end of each reporting period.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,		December 31,
Description	Level	2023	Level	2022
Investments held in Trust Account – United States Treasury securities	-	-	1	261,998,590
Non-Redemption Agreement derivative liability	3	$204,761		-

At December 31, 2023, assets held in the Trust Account were comprised of $32,178,652 in cash. At December 31, 2022, assets held in the Trust Account were comprised of $261,998,590 in United States Treasury securities and $1,584 in cash. During the year ended December 31, 2023 and 2022, the Company did not withdraw any interest income from the Trust Account. In May 2023, $235,015,086 was withdrawn from the account to redeem Class A Shares.

Non-Redemption Agreements

The Non-Redemption Agreements are classified as Level 3.

The key inputs into the discounted cash flow method for the Non-Redemption Agreements were as follows at issuance:

May 5,
Input	2023
Expected term (years)	1.00
Probability of completion of a business combination	5%
Discount rate	8.25%
Fair value of the ordinary share price	$10.48

The key inputs into the discounted cash flow method for the Non-Redemption Agreements were as follows at December 31, 2023:

December 31,
Input	2023
Expected term (years)	0.50
Probability of completion of a business combination	10%
Discount rate	8.50%
Fair value of the ordinary share price	$10.77

The following table presents the changes in the fair value of the derivative non-redemption liabilities:

Fair value as of January 1, 2023	$-
Issuance of Non-Redemption Agreements	587,145
Reclassification of Non-Redemption Agreements to additional paid-in capital	(415,544)
Change in fair value of derivative non-redemption liabilities	33,160
Fair value as of December 31, 2023	$204,761